Investments	12 Months Ended
Mar. 31, 2020
Investments [Abstract]
Investments
Investments

 Significant accounting policies that apply to investments
Investments classified as amortised cost
These investments are measured at amortised cost. Any gain or loss on derecognition is recognised in the income statement.
Investments classified as fair value through profit and loss
These investments are initially recognised at fair value plus direct transaction costs. They are re-measured at subsequent reporting dates to fair value and changes are recognised directly in the income statement.
Equity instruments classified as fair value through other comprehensive income
We have made an irrevocable election to present changes in the fair value of equity investments that are not held for trading in other comprehensive income. All gains or losses are recognised in other comprehensive income and are not reclassified to the income statement when the investments are disposed of, aside from dividends which are recognised in the income statement when our right to receive payment is established. Equity investments are recorded in non-current assets unless they are expected to be sold within one year.

IFRS 9 was applied for the first time on 1 April 2018 and introduced new classifications for financial instruments, including investments. Under IAS 39, we classified investments as available-for-sale, loans and receivables, and fair value through profit or loss. On transition to IFRS 9 we reclassified them as fair value through other comprehensive income, fair value through profit or loss, and amortised cost. The current year and 2019 figures in the following tables reflect the classifications under IFRS 9, and the 2018 figures reflect the previous classifications under IAS 39.

	2020	2019	2018
At 31 March	£m	£m	£m
Non-current assets
Fair value through other comprehensive income	9	48	—
Available-for-sale	—	—	46
Fair value through profit or loss	11	6	7
	20	54	53
Current assets
Available-for-sale	—	—	2,575
Investments held at amortised cost	5,092	3,214	—
Loans and receivables	—	—	447
	5,092	3,214	3,022

Investments held at amortised cost consist of investments previously classified as loans and receivables and relate to money market investments denominated in sterling of £4,181m (2018/19: £2,687m, 2017/18: £416m), in US dollars of £29m (2018/19: £26m, 2017/18: £27m) in euros of £882m (2018/19: £499m, 2017/18: £nil) and in other currencies £nil (2018/19: £2m, 2017/18: £4m). Within these amounts are investments in liquidity funds of £4,209m (2018/19: £2,522m). In 2017/18, investments in liquidity funds of £2,575m were classified as available-for-sale.
Fair value estimation

Fair value hierarchy	Level 1	Level 2	Level 3	Total held at fair value
At 31 March 2020	£m	£m	£m	£m
Non-current and current investments
Fair value through other comprehensive income	—	—	9	9
Fair value through profit or loss	11	—	—	11
Total	11	—	9	20

At 31 March 2019	Level 1 £m	Level 2 £m	Level 3 £m	Total held at fair value £m
Non-current and current investments
Fair value through other comprehensive income	38	—	10	48
Fair value through profit or loss	6	—	—	6
Total	44	—	10	54

At 31 March 2018	Level 1 £m	Level 2 £m	Level 3 £m	Total held at fair value £m
Non-current and current investments
Available-for-sale	32	2,575	14	2,621
Fair value through profit or loss	7	—	—	7
Total	39	2,575	14	2,628

The three levels of valuation methodology used are:
Level 1 – uses quoted prices in active markets for identical assets or liabilities.
Level 2 – uses inputs for the asset or liability other than quoted prices that are observable either directly or indirectly.
Level 3 – uses inputs for the asset or liability that are not based on observable market data, such as internal models or other valuation methods.
Level 1 investments, classified as fair value through other comprehensive income, were sold in 2019/20. The fair value gain was reclassified from fair value reserve to profit and loss reserve after disposal, see note 29.
Level 2 balances disclosed in 2018 consist of investments classified as available-for-sale and relating to liquidity funds denominated in sterling of £2,180m, and in euros of £395m. Their fair value was calculated by using notional currency amounts adjusted by year end spot exchange rates. These have been reclassified on adoption of IFRS 9 and are now held at amortised cost.
Level 3 balances consist of investments classified as fair value through other comprehensive income (classified as available-for-sale in 2018) of £9m (2018/19: £10m, 2017/18: £14m) which represent investments in a number of private companies. In the absence of specific market data, these investments are held at cost, adjusted as necessary for impairments, which approximates to fair value.